Related-Party Transactions (Narrative) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Revenue from contracts	$ 1,592,000,000	$ 1,438,000,000	$ 4,227,000,000	$ 3,980,000,000	$ 5,243,000,000	$ 4,764,000,000	$ 4,511,000,000
Substation monitoring and switching services					639,000	592,000	629,000
Sempra Texas Holdings [Member]
Related Party Transaction [Line Items]
Tax related payments (received from)					103,000	116,000	119,000
Sharyland Distribution & Transmission Services (SDTS) [Member]
Related Party Transaction [Line Items]
Revenue from contracts	$ 4,000,000	$ 4,000,000	12,000,000	7,000,000	$ 11,000,000	$ 10,000,000	$ 13,000,000
Sharyland Distribution & Transmission Services (SDTS) [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Substation monitoring and switching services			$ 1,000,000	$ 1,000,000
Sharyland Distribution & Transmission Services (SDTS) [Member] | Sempra Texas Holdings [Member] | Parent Of Sharyland [Member]
Related Party Transaction [Line Items]
Percentage of membership interest owned by non-controlling owners	50.00%		50.00%		50.00%